Employee benefits (Tables)	12 Months Ended
Dec. 31, 2020
Employee benefits
Schedule Of Allocation Of Plan Assets
	Minimum allotment	Maximum allotment	2020	2019
Equity	0%	70%	38%	36%
Debt securities	0%	100%	60%	62%
Popular related securities	0%	5%	1%	1%
Cash and cash equivalents	0%	100%	1%	1%
	2020					2019
(In thousands)	Level 1	Level 2	Level 3	Measured at NAV	Total	Level 1	Level 2	Level 3	Measured at NAV	Total
Obligations of the U.S. Government, its agencies, states and political subdivisions	$-	$187,065	$-	$7,377	$194,442	$-	$171,744	$-	$7,239	$178,983
Corporate bonds and debentures	-	326,344	-	8,180	334,524	-	304,958	-	7,730	312,688
Equity securities - Common Stocks	101,081	-	-	-	101,081	116,254	-	-	-	116,254
Equity securities - ETF's	94,009	38,229	-	-	132,238	52,083	35,559	-	-	87,642
Foreign commingled trust funds	-	-	-	98,431	98,431	-	-	-	82,030	82,030
Mutual fund	-	4,526	-	-	4,526	-	4,490	-	-	4,490
Mortgage-backed securities	-	-	-	-	-	-	5,777	-	-	5,777
Private equity investments	-	-	70	-	70	-	-	74	-	74
Cash and cash equivalents	9,626	-	-	-	9,626	7,401	-	-	-	7,401
Accrued investment income	-	-	3,847	-	3,847	-	-	4,596	-	4,596
Total assets	$204,716	$556,164	$3,917	$113,988	$878,785	$175,738	$522,528	$4,670	$96,999	$799,935

Schedule of changes in plan assets
(In thousands)	2020	2019
Balance at beginning of year	$4,670	$5,092
Purchases, sales, issuance and settlements (net)	(753)	(422)
Balance at end of year	$3,917	$4,670

Schedule Of Information Popular Inc Shares Of Common Stock Held By The Plans
(In thousands, except number of shares information)	2020	2019
Shares of Popular, Inc. common stock	162,936	156,444
Fair value of shares of Popular, Inc. common stock	$9,177	$9,191
Dividends paid on shares of Popular, Inc. common stock held by the plan	$238	$177

Components of Net Periodic Pension/Postretirement Benefit Cost
	Pension Plans			OPEB Plan
(In thousands)	2020	2019	2018	2020	2019	2018
Personnel costs:
Service cost	$-	$-	$-	$713	$759	$1,028
Other operating expenses:
Interest cost	23,389	28,439	25,493	4,913	5,955	5,562
Expected return on plan assets	(38,104)	(32,388)	(40,240)	-	-	-
Amortization of prior service cost (credit)	-	-	-	-	-	(3,470)
Recognized net actuarial loss	20,880	23,508	20,260	567	-	1,282
Net periodic benefit cost	$6,165	$19,559	$5,513	$6,193	$6,714	$4,402
Termination benefit loss	-	-	-	-	-	1,790
Total benefit cost	$6,165	$19,559	$5,513	$6,193	$6,714	$6,192

Schedule Of Aggregate Status Of The Plans And The Amounts Recognized In The Consolidated Financial Statements
	Pension Plans		OPEB Plan
(In thousands)	2020	2019	2020	2019
Change in benefit obligation:
Benefit obligation at beginning of year	$852,551	$754,558	$168,681	$153,415
Service cost	-	-	713	759
Interest cost	23,389	28,439	4,913	5,955
Actuarial loss[1]	83,277	113,642	11,247	15,752
Benefits paid	(44,864)	(44,088)	(6,344)	(7,200)
Benefit obligation at end of year	$914,353	$852,551	$179,210	$168,681
Change in fair value of plan assets:
Fair value of plan assets at beginning of year	$799,935	$685,823	$-	$-
Actual return on plan assets	123,484	137,970	-	-
Employer contributions	230	20,230	6,344	7,200
Benefits paid	(44,864)	(44,088)	(6,344)	(7,200)
Fair value of plan assets at end of year	$878,785	$799,935	$-	$-
Funded status of the plan:
Benefit obligation at end of year	$(914,353)	$(852,551)	$(179,210)	$(168,681)
Fair value of plan assets at end of year	878,785	799,935	-	-
Funded status at year end	$(35,568)	$(52,616)	$(179,210)	$(168,681)
Amounts recognized in accumulated other comprehensive loss:
Net loss	265,899	288,882	32,152	21,472
Accumulated other comprehensive loss (AOCL)	$265,899	$288,882	$32,152	$21,472
Reconciliation of net (liabilities) assets:
Net liabilities at beginning of year	$(52,616)	$(68,735)	$(168,681)	$(153,415)
Amount recognized in AOCL at beginning of year, pre-tax	288,882	304,330	21,472	5,720
Amount prepaid at beginning of year	236,266	235,595	(147,209)	(147,695)
Net periodic benefit cost	(6,165)	(19,559)	(6,193)	(6,714)
Contributions	230	20,230	6,344	7,200
Amount prepaid at end of year	230,331	236,266	(147,058)	(147,209)
Amount recognized in AOCL	(265,899)	(288,882)	(32,152)	(21,472)
Net liabilities at end of year	$(35,568)	$(52,616)	$(179,210)	$(168,681)
[1]

For 2020, significant components of the Pension Plans actuarial loss that changed the benefit obligation were mainly related to a decrease in discount rates partially offset by a greater return on the fair value of plan assets. For OPEB Plans significant components of the actuarial loss that change the benefit obligation were mainly related to a decrease in discount rates partially offset by the per capita claim assumption at year-end which was lower than expected and the healthcare trend rate assumption which was updated at year-end. For 2019, significant components of the Pension Plans actuarial loss that changed the benefit obligation were mainly related to updates in discount and mortality rates. For OPEB Plans significant components of the actuarial loss that change the benefit obligation were mainly related to updates in discount and mortality rates partially offset by update in healthcare election rates and expected annual healthcare costs.

Schedule of defined benefit plan amount recognized in other comprehensive income loss
(In thousands)	Pension Plans		OPEB Plan
	2020	2019	2020	2019
Accumulated other comprehensive loss at beginning of year	$288,882	$304,330	$21,472	$5,720
Increase (decrease) in AOCL:
Recognized during the year:
Amortization of actuarial losses	(20,880)	(23,508)	(567)	-
Occurring during the year:
Net actuarial (gains) losses	(2,103)	8,060	11,247	15,752
Total (decrease) increase in AOCL	(22,983)	(15,448)	10,680	15,752
Accumulated other comprehensive loss at end of year	$265,899	$288,882	$32,152	$21,472

Schedule of Assumptions Used
	Pension Plans			OPEB Plan
Weighted average assumptions used to determine net periodic benefit cost for the years ended December 31:	2020	2019	2018	2020	2019	2018
Discount rate for benefit obligation	3.22 - 3.27%	4.20 - 4.23%	3.54 - 3.56%	3.38%	4.30%	3.62%
Discount rate for service cost	N/A	N/A	N/A	3.72%	4.49%	3.74%
Discount rate for interest cost	2.81 - 2.83%	3.87 - 3.90%	3.16 - 3.20%	2.98%	3.99%	3.32%
Expected return on plan assets	5.00 - 5.80%	5.30 - 6.00%	5.50 - 6.00%	N/A	N/A	N/A
Initial health care cost trend rate	N/A	N/A	N/A	5.00%	5.00%	5.50%
Ultimate health care cost trend rate	N/A	N/A	N/A	5.00%	5.00%	5.00%
Year that the ultimate trend rate is reached	N/A	N/A	N/A	2020	2019	2019
			Pension Plans		OPEB Plan
Weighted average assumptions used to determine benefit obligation at December 31:			2020	2019	2020	2019
Discount rate for benefit obligation			2.41-2.48%	3.22-3.27%	2.65%	3.38%
Initial health care cost trend rate			N/A	N/A	5.00%	5.00%
Ultimate health care cost trend rate			N/A	N/A	4.50%	5.00%
Year that the ultimate trend rate is reached			N/A	N/A	2023	2019

Schedule of Accumulated and Projected Benefit Obligations
	Pension Plans		OPEB Plan
(In thousands)	2020	2019	2020	2019
Projected benefit obligation	$914,353	$852,551	$179,210	$168,681
Accumulated benefit obligation	914,353	852,551	179,210	168,681
Fair value of plan assets	878,785	799,935	-	-

Schedule of employer contribution to benefit plan
(In thousands)	2021
Pension Plans	$229
OPEB Plan	$6,333

Schedule of expected benefit payments
(In thousands)	Pension Plans	OPEB Plan
2021	$47,553	$6,333
2022	45,392	6,462
2023	45,542	6,609
2024	45,732	6,788
2025	45,841	6,955
2026 - 2030	227,986	37,686

Schedule Of Breakdown Postretirement Health Care Benefit Plan Liabilities
	Pension Plans		OPEB Plan
(In thousands)	2020	2019	2020	2019
Current liabilities	$229	$227	$6,328	$6,456
Non-current liabilities	35,339	52,389	172,882	162,225